Note 23 -Related Party Transactions (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Key management personnel compensation, share-based payment	$ 1,422	$ 1,258	$ 620
Current payables to related parties	$ 161	$ 78	$ 389